Impairment review of tangible and intangible assets and right-of-use assets - Additional Information (Details) € in Millions			2 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2020 $ / bbl	Mar. 31, 2020 $ / bbl	Aug. 31, 2020 $ / bbl	Mar. 31, 2021 $ / bbl	Dec. 31, 2040 $ / t	Dec. 31, 2022 $ / MMBTU $ / bbl	Dec. 31, 2021 $ / bbl	Dec. 31, 2020 EUR (€) $ / bbl	Dec. 31, 2023 $ / MMBTU	Dec. 31, 2019 $ / bbl
Impairment review of tangible and intangible assets and right-of-use assets
Brent price per bbl | $ / bbl	50	15	45	60
Long-term Brent price (in 2023 real terms) | $ / bbl	60							60		70
Post-tax weighted-average cost of capital	6.70%							6.70%		7.40%
Percentage of CGUs for which impairment test performed								100.00%
Forecast
Impairment review of tangible and intangible assets and right-of-use assets
Brent price per bbl | $ / bbl						55	50
Long-term Brent price (in 2023 real terms) | $ / bbl	60							60		70
Projection of purchase cost of emission allowances of the "advanced" economies (in 2019 currency per ton) | $ / t					140
Italy | Forecast
Impairment review of tangible and intangible assets and right-of-use assets
Italian spot gas benchmark reference price | $ / MMBTU						7.8			5.5
Exploration & Production
Impairment review of tangible and intangible assets and right-of-use assets
Impairment losses								€ 1,888
Reduction in headroom observed	(4.60%)							(4.60%)
Loss in value-in-use of the CGU in base case scenario	(11.00%)							(11.00%)
Loss in value-in-use of the CGU, otherwise	(5.00%)							(5.00%)
Exploration & Production | Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Pre-tax weighted-average cost of capital	6.00%							6.00%
Exploration & Production | Maximum
Impairment review of tangible and intangible assets and right-of-use assets
Pre-tax weighted-average cost of capital	14.00%							14.00%
Exploration & Production | Italy
Impairment review of tangible and intangible assets and right-of-use assets
Impairment losses								€ 566
Exploration & Production | Italy | Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax weighted-average cost of capital	6.00%							6.00%
Exploration & Production | Algeria
Impairment review of tangible and intangible assets and right-of-use assets
Impairment losses								€ 409
Exploration & Production | Congo
Impairment review of tangible and intangible assets and right-of-use assets
Impairment losses								306
Exploration & Production | USA
Impairment review of tangible and intangible assets and right-of-use assets
Impairment losses								€ 232
Exploration & Production | USA | Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax weighted-average cost of capital	6.00%							6.00%
Exploration & Production | Turkmenistan
Impairment review of tangible and intangible assets and right-of-use assets
Impairment losses								€ 202
Exploration & Production | Other countries | Minimum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax weighted-average cost of capital	7.00%							7.00%
Exploration & Production | Other countries | Maximum
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax weighted-average cost of capital	8.00%							8.00%
Refining & Marketing
Impairment review of tangible and intangible assets and right-of-use assets
Post-tax weighted-average cost of capital	6.30%							6.30%
Impairment losses								€ 1,225
Pre-tax weighted-average cost of capital	6.30%							6.30%